                   1995 Annual Report     September 30, 1995


TO OUR SHAREHOLDERS:

    Fiscal year 1995 was exciting and different as technology stocks and bank stocks pulled the stock market to new highs. The financial effects of the gains in efficiency due to the information revolution are more and more obvious and are clearly driving many investments. The convertible market has done well in this environment and while the Fund was not heavily invested in technology, it was heavily invested in banking and finance which also did very well. Indeed, as presented below, we estimate that the Fund's net asset value out-performed the average open-end convertible fund by over 500 basis points for the fiscal year.

    Convertibles continue to look attractive to us as conversion premiums, yields and lengths of maturity remain at levels that provide some protection from a decline in the overall market and a reasonable expectation of future appreciation. Also, convertible investments are available in industries that we find attractive, such as drugs, transaction processing, banks and technology. Despite the solid returns experienced this fiscal year, the potential exists for a good year next year.

    In our last letter, we discussed the evolution of the convertible market since the inception of Ellsworth in 1986. We thought that we were ahead of our time with the Ellsworth charter by allowing covered call option writing, convertible arbitrage hedging strategies, limited purchase of common stock and puts on stock market indices. Even with all of this flexibility, management has consistently chosen `plain vanilla' convertible bonds and preferred stocks to make up the majority of assets in the Fund, and expects to continue doing so for the foreseeable future. Our basic philosophy remains low risk in our investment category and we will continue to seek to enhance returns using strategies, both new and old, that best meet our conservative investment objectives of long term capital appreciation and a high rate of current income.

    We estimate that the Fund's net asset value (NAV) rose 6.33%, 19.50% and 98.90% for the three-month, one-year and five-year periods ended September 30, 1995 (assuming all dividends reinvested at NAV). The value of the Fund's shares rose 4.25%, 18.95% and 106.41% for those three-month, one-year and five-year periods (assuming all dividends reinvested at actual reinvestment price). As quoted in Barron's, Lipper Analytical Services reported that the average open-end convertible fund's NAV rose 5.61%, 14.24% and 106.04% for those same periods (also assuming all dividends reinvested).*

    At its October meeting the Board of Directors declared a 40 cents per share dividend consisting of 11.2 cents from net investment income, 2.6 cents from realized short-term capital gains and 26.2 cents from realized long-term capital gains. The payable date for this distribution is November 29, 1995, to shareholders of record November 5, 1995.

    The 1996 Annual Meeting of Shareholders will be held on January 18, 1996 at the Bonita Bay Club in Bonita Springs, Florida. All shareholders are invited to attend.

    It is with our deepest regret that we must inform you of the passing of Dr. Clinton O. Chichester, a director of this Fund since 1987. His advice and his humor will be missed.

    At a meeting held on November 18, 1995, the Board of Directors appointed Jane D. O'Keeffe to fill the vacancy on the Board.


/S/ RONALD E. DINSMORE                          /S/ THOMAS H. DINSMORE
-----------------------                         ----------------------
Chairman of the Board                           President

November 15, 1995

* Average NAV of the forty-one open-end convertible funds followed by Lipper Analytical Services, Inc., an independent statistical service.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS      SEPTEMBER 30, 1995

 PRINCIPAL
  AMOUNT                                                                                IDENTIFIED          VALUE
 OR SHARES                                                                                  COST           (NOTE A)
 ---------                                                                              ----------       -----------

                    ADVERTISING--4.3%
$1,175,000          Interpublic Group Cos., Inc. 33/4% 2002 Euro. cv. sub. deb.         $   998,459      $ 1,063,375
   415,000          Interpublic Group Cos., Inc. 33/4% 2002 cv. sub. deb.*  . . .           353,025          373,500
 1,275,000          Omnicom Group, Inc. 41/2% 2000 cv. sub. deb.*   . . . . . . .         1,329,875        1,542,750
                                                                                       ------------      -----------
                                                                                          2,681,359        2,979,625
                                                                                       ------------      -----------
                    AEROSPACE--5.6%
    20,040 shs      Kaman Corp. depositary shares (representing 1/4 share 6.50%
                      cv. pfd.)   . . . . . . . . . . . . . . . . . . . . . . . .         1,031,419        1,042,080
 2,000,000          Morgan Stanley Group, Inc. 0% 2000 medium-term
                      exchangeable notes  . . . . . . . . . . . . . . . . . . . .         1,812,796        1,775,000
                      (exch. for Boeing Company common stock)
   900,000          Orbital Sciences Corp. 63/4% 2003 cv. sub. deb.   . . . . . .         1,123,188        1,107,000
                                                                                       ------------      -----------
                                                                                          3,967,403        3,924,080
                                                                                       ------------      -----------
                    AUTOMOTIVE--3.1%
    15,000 shs      Ford Motor Co. depositary shares (representing $4.20 cum. cv.
                      A pfd.)   . . . . . . . . . . . . . . . . . . . . . . . . .           752,119        1,524,375
    50,000 shs      MascoTech Industries, Inc. 6% cv. pfd.  . . . . . . . . . . .           978,075          662,500
                                                                                       ------------      -----------
                                                                                          1,730,194        2,186,875
                                                                                       ------------      -----------
                    BANKING--11.9%
    20,000 shs      Barnett Banks, Inc. $4.50 cum. cv. A pfd.   . . . . . . . . .         1,187,106        2,130,000
    15,375 shs      Chemical Banking Corp. common stock   . . . . . . . . . . . .           663,097          935,953
    20,000 shs      First Commerce Corp. 71/4% cum. cv. pfd.  . . . . . . . . . .           506,250          727,500
    12,000 shs      Fourth Financial Corp. depositary shares (representing 7% cum.
                      cv. A pfd.).  . . . . . . . . . . . . . . . . . . . . . . .           376,500          373,500
    19,100 shs      National City Corp. depositary shares (representing $4.00
                      cum. cv. pfd.)  . . . . . . . . . . . . . . . . . . . . . .         1,147,063        1,413,400
    10,035 shs      NationsBank Corp. common stock  . . . . . . . . . . . . . . .           411,124          676,108
    15,000 shs      ONBANCorp, Inc. 63/4% cv. B pfd.  . . . . . . . . . . . . . .           379,375          427,500
    15,000 shs      Washington Mutual Savings Bank $6.00 cv. perpetual D pfd..  .         1,436,250        1,588,125
                                                                                       ------------      -----------
                                                                                          6,106,765        8,272,086
                                                                                       ------------      -----------
                    BROADCASTING & CABLE--3.7%
   975,000          Comcast Corp. 33/8% 2005 cv. sub. deb.  . . . . . . . . . . .           893,594        1,004,250
   600,000          International CableTel, Inc. 71/4% 2005 cv. sub. notes*   . .           600,000          708,000
   853,050          Time Warner, Inc. 83/4% 2015 cv. sub. deb.  . . . . . . . . .           882,204          891,437
                                                                                       ------------      -----------
                                                                                          2,375,798        2,603,687
                                                                                       ------------      -----------
                    BUILDING & REAL ESTATE--0.7%
   550,000          CEMEX, S.A. de CV. 41/4% 1997 cv. sub. notes*   . . . . . . .           554,688          456,500
                                                                                       ------------      -----------
                    CAPITAL GOODS--5.7%
    72,000 shs      Westinghouse Electric Corp. depositary shares
                      (representing $1.30 cv. C pfd.)   . . . . . . . . . . . . .         1,008,700        1,075,500
 1,067,000          Cooper Industries, Inc. 7.05% 2015 cv. sub. deb.  . . . . . .         1,150,559        1,085,673
 1,750,000          General Signal Corp. 53/4% 2002 cv. sub. notes  . . . . . . .         1,781,875        1,785,000
                                                                                       ------------      -----------
                                                                                          3,941,134        3,946,173
                                                                                       ------------      -----------
                    COMMUNICATIONS--3.5%
 1,200,000          Comcast Cellular Corp. 0% 2000 senior participating
                      zero coupon   . . . . . . . . . . . . . . . . . . . . . . .           720,338          918,000
                    redeemable series A notes
       293 shs      MFS Communications Co., Inc. common stock   . . . . . . . . .            13,075           12,819
    15,000 shs      MFS Communications Co., Inc. depositary shares    . . . . . .           502,500          624,375
                    (representing 8% cum. cv. A pfd.)
    25,000          Sprint Corp. 81/4% 2000 FCENS #   . . . . . . . . . . . . . .           815,788          893,750
                                                                                       ------------      -----------
                    (exch. for Southern New England Telecommunications Corp.
                      common stock)                                                       2,051,701        2,448,944
                                                                                       ------------      -----------
                    DATA-PROCESSING SERVICES--6.9%
    15,000 shs      General Motors Corp. (GME) depositary shares
                      (representing $3.25 cv. C pfd.)   . . . . . . . . . . . . .           844,950          973,125
    45,000          American Express Company 61/4% 1996 FCENS #   . . . . . . . .         1,653,750        2,340,000
                    (exch. for First Data Corp. common stock)
 1,000,000          First Financial Management Corp. 5% 1999 cv. sub. deb.  . . .         1,000,000        1,510,000
                                                                                       ------------      -----------
                                                                                          3,498,700        4,823,125
                                                                                       ------------      -----------
                    ENERGY--5.8%
    41,000 shs      Chieftain International Funding Corp. 71/4% cv. red. pfd.   .         1,107,270        1,045,500
    25,000 shs      Unocal Corp. $3.50 cv. pfd.*  . . . . . . . . . . . . . . . .         1,255,625        1,325,000
   500,000          Pennzoil Company 43/4% 2003 exch. sr. deb.    . . . . . . . .           479,375          473,750
                    (exch. for Chevron Corp. common stock)
 1,000,000          Pennzoil Company 61/2% 2003 exch. sr. deb.    . . . . . . . .         1,078,781        1,167,500
                                                                                       ------------      -----------
                      (exch. for Chevron Corp. common stock)                              3,921,051        4,011,750
                                                                                       ------------      -----------
                    ENVIRONMENTAL SERVICES--1.2%
    25,000          Browning-Ferris Industries, Inc. 71/4% 1998 FCENS #   . . . .           890,625          831,250
                                                                                       ------------      -----------
                      (exch. for Browning-Ferris Industries common stock)

                    FINANCIAL & INSURANCE--11.7%
    30,000 shs      American General Delaware, LLC 6% cv. A MIPS +  . . . . . . .         1,515,875        1,657,500
    69,110 shs      Pioneer Financial Services, Inc. common stock   . . . . . . .           752,427        1,019,373
    10,000 shs      St. Paul Capital LLC 6% cv. MIPS +  . . . . . . . . . . . . .           512,000          585,000
   750,000          American Travellers Corp. 61/2% 2005 cv. sub. deb.  . . . . .           750,000          785,625
 1,300,000          Chubb Capital Corp. 6% 1998 Euro. cv. sub. deb.   . . . . . .         1,324,500        1,465,750
   925,000          First Central Financial Corp. 9% 2000 cv. sub. deb.   . . . .           935,125          943,500
 1,500,000          Old Republic International Corp. 53/4% 2002 cv. sub. deb.   .         1,771,250        1,710,000
                                                                                       ------------      -----------
                                                                                          7,561,177        8,166,748
                                                                                       ------------      -----------

 PRINCIPAL
  AMOUNT                                                                                IDENTIFIED          VALUE
 OR SHARES                                                                                  COST           (NOTE A)
 ---------                                                                             ------------      ------------
                    FOODS--4.5%
    50,000 shs      ConAgra, Inc. 63/4% cum. cv. E pfd.   . . . . . . . . . . . .       $ 1,587,433      $ 2,012,500
$1,000,000          Grand Metropolitan Public Limited Co. 61/2%
                      2000 cv. sub. deb.*   . . . . . . . . . . . . . . . . . . .         1,000,000        1,150,000
                                                                                       ------------      -----------
                                                                                          2,587,433        3,162,500
                                                                                       ------------      -----------
                    HEALTH CARE & DRUGS--11.6%
 1,350,000          Bindley Western Industries, Inc. 6 1/2% 2002 cv. sub. deb.  .         1,274,310        1,468,125
   500,000          Ciba Geigy Corp. 6 1/4% 2016 exch. sub. deb.*   . . . . . . .           478,750          497,500
                    (exch. for ALZA Corp. common stock)
   750,000          Integrated Health Services, Inc. 5 3/4% 2001 cv. sr.
                      sub. deb.*  . . . . . . . . . . . . . . . . . . . . . . . .           750,000          798,750
 1,250,000          Medco Containment Service, Inc. 6% 2001 cv. sub. deb.   . . .         1,649,063        2,393,750
 2,500,000          Roche Holdings, Inc. 0% 2010 liquid yield option notes*   . .           921,876        1,009,375
 1,050,000          Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes**  . . . . . .           876,835          887,250
   500,000          TheraTx, Inc. 8% 2002 cv. sub. notes*   . . . . . . . . . . .           500,000          480,000
   500,000          United Technologies Corp. 0% 1997 pharmaceutical exch. notes            518,281          572,500
                                                                                       ------------      -----------
                                                                                          6,969,115        8,107,250
                                                                                       ------------      -----------

                    OFFICE EQUIPMENT--0.9%
     7,500 shs      Alco Standard Corp. depositary shares (representing
                    6 1/2% cv. BB pfd.)   . . . . . . . . . . . . . . . . . . . .           580,313          631,875
                                                                                       ------------      -----------
                    PAPER & PAPER PRODUCTS--1.4%
    20,000 shs      International Paper Capital Trust Company 51/4% cv. pfd.*   .         1,000,000          960,000
                                                                                       ------------      -----------
                    RETAIL--0.5%
   775,000          Tops Appliance City, Inc. 61/2% 2003 cv. sub. deb.  . . . . .           625,000          360,375
                                                                                       ------------      -----------
                    TECHNOLOGY--8.2%
   750,000          Emerson Radio Corp. 81/2% 2002 sr. cv. sub. deb.*   . . . . .           750,000          727,500
   300,000          Integrated Device Technology, Inc. 51/2% 2002 cv. sub. notes            345,375          331,500
   350,000          Motorola, Inc. 0% 2013 liquid yield option notes  . . . . . .           325,061          318,500
   125,000          Sanmina Corp. 51/2% 2002 cv. sub. notes*  . . . . . . . . . .           125,000          131,563
 1,295,000          Seagate Technology, Inc. 63/4% 2012 cv. sub. deb.   . . . . .         1,099,075        1,398,600
   150,000          Texas Instruments, Inc. 23/4% 2002 Euro. cv. sub. deb.  . . .           285,750          288,375
   775,000          Thermo Electron Corp. 5% 2001 cv. sub. deb.*  . . . . . . . .           797,750        1,187,688
   200,000          Thermo Optek Corp. 5% 2000 cv. sub. deb.*   . . . . . . . . .           200,000          206,000
   125,000          Thermo Quest Corp. 5% 2000 cv. sub. deb.*   . . . . . . . . .           125,000          130,000
   250,000          3Com Corp. 101/4% 2001 cv. sub. notes*  . . . . . . . . . . .           341,875          390,000
   600,000          VLSI Technology, Inc. 81/4% 2005 cv. sub. notes   . . . . . .           613,750          612,750
                                                                                       ------------      -----------
                                                                                          5,008,636        5,722,476
                                                                                       ------------      -----------
                    TEXTILES--2.1%
 1,330,000          Interface, Inc. 8% 2013 cv. sub. deb.   . . . . . . . . . . .         1,222,325        1,456,350
                                                                                       ------------      -----------

                    TRANSPORTATION--3.3%
     5,000 shs      Delta Airlines, Inc. depositary shares (representing
                      $3.50 cum. cv. C pfd.)  . . . . . . . . . . . . . . . . . .           273,425          283,750
 1,000,000          AMR Corp. 61/8% 2024 cv. sub. deb.  . . . . . . . . . . . . .         1,000,000        1,027,500
 1,075,000          Delta Airlines, Inc. 3.23% 2003 cv. sub. notes  . . . . . . .           799,327          975,563
                                                                                       ------------      -----------
                                                                                          2,072,752        2,286,813
                                                                                       ------------      -----------

                    U.S. TREASURY NOTES--0.0%
    25,000          65/8% 3/31/97++   . . . . . . . . . . . . . . . . . . . . . .            24,980           25,266
                                                                                       ------------      -----------

                    CORPORATE SHORT-TERM NOTES--1.7%
 1,200,000          General Electric Capital Services, Inc. 5.60% 10/2/95   . . .         1,199,253        1,199,253
                                                                                       ------------      -----------

-----------------
TOTAL BONDS AND NOTES--62.6%  . . . . . . . . . . . . . . . . . . . . . . . . . .        39,549,175       43,656,387
TOTAL PREFERRED STOCKS--30.2% . . . . . . . . . . . . . . . . . . . . . . . . . .        17,982,246       21,063,105
TOTAL COMMON STOCKS--3.8% . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,839,723        2,644,253
TOTAL CORPORATE SHORT-TERM NOTES--1.7%  . . . . . . . . . . . . . . . . . . . . .         1,199,253        1,199,253
                                                                                       ------------      -----------
TOTAL INVESTMENTS--98.3%  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $60,570,397       68,562,998
                                                                                       ============
OTHER ASSETS AND LIABILITIES, NET--1.7% . . . . . . . . . . . . . . . . . . . . .                          1,206,264
                                                                                                         -----------
TOTAL NET ASSETS--100.0%  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $69,769,262
                                                                                                         ===========

  *   Rule 144A security, may be sold only to qualified institutional buyers.
  #   Forced Conversion Exchangeable Notes.
  +   Monthly Income Preferred Securities.
 **   When-issued security, settlement 10/6/95.
 ++   Collateral for a letter of credit.

The cost of investments for federal income tax purposes is $60,570,397 resulting in gross unrealized appreciation and depreciation of $9,085,071 and $1,092,470 respectively, or net unrealized appreciation of $7,992,601 on a tax cost basis.

                See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES:

                                                                                         SEPTEMBER 30, 1995
                                                                                         ------------------

ASSETS:
     Investments at value (Identified cost $60,570,397) (Note A)  . . . . . . . .         $68,562,998
     Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              45,513
     Receivable for securities sold   . . . . . . . . . . . . . . . . . . . . . .           2,413,136
     Dividends and interest receivable  . . . . . . . . . . . . . . . . . . . . .             609,902
     Other assets   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,968
                                                                                         ------------
          Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          71,646,517
                                                                                         ------------

LIABILITIES:
     Payable for securities purchased   . . . . . . . . . . . . . . . . . . . . .           1,803,335
     Accrued management fee (Note B)  . . . . . . . . . . . . . . . . . . . . . .              43,342
     Accrued expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,578
                                                                                         ------------
          Total liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . .           1,877,255
                                                                                         ------------
NET ASSETS AT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $69,769,262
                                                                                         ============

NET ASSETS CONSIST OF:
     Undistributed net investment income  . . . . . . . . . . . . . . . . . . . .         $   724,705
     Undistributed net realized gain from investment transactions   . . . . . . .           1,864,321
     Unrealized appreciation of investments   . . . . . . . . . . . . . . . . . .           7,992,601
     Capital shares (Note C)  . . . . . . . . . . . . . . . . . . . . . . . . . .              64,839
     Additional paid-in capital   . . . . . . . . . . . . . . . . . . . . . . . .          59,122,796
                                                                                         ------------
NET ASSETS AT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $69,769,262
                                                                                         ============
Net asset value per share ($69,769,262 / 6,483,919 outstanding shares)  . . . . .         $     10.76
                                                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ended September 30, 1995 and 1994
                                                                                1995           1994
                                                                            ------------  ------------
Increase in net assets from operations:
     Net investment income  . . . . . . . . . . . . . . . . . . . . . . .   $ 3,162,167   $ 3,242,532
     Net realized gain from investment transactions   . . . . . . . . . .     1,864,104     1,425,820
     Net unrealized appreciation (depreciation) of investments  . . . . .     6,758,963    (4,903,574)
                                                                            -----------   -----------
          Net increase (decrease) in net assets resulting from operations    11,785,234      (235,222)
                                                                            -----------   -----------

Dividends to shareholders from:
     Net investment income  . . . . . . . . . . . . . . . . . . . . . . .    (3,313,565)   (3,352,112)
     Net realized gain on investments   . . . . . . . . . . . . . . . . .    (1,425,603)     (458,360)
                                                                            -----------   -----------
          Total dividends   . . . . . . . . . . . . . . . . . . . . . . .    (4,739,168)   (3,810,472)
                                                                            -----------   -----------
Capital share transactions (Note C) . . . . . . . . . . . . . . . . . . .     1,407,527       903,869
                                                                            -----------   -----------

Increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . .     8,453,593    (3,141,825)
Net assets at beginning of year . . . . . . . . . . . . . . . . . . . . .    61,315,669    64,457,494
                                                                            -----------   -----------

NET ASSETS AT END OF YEAR (including undistributed net investment
 income of $724,705 and $876,103, respectively) . . . . . . . . . . . . .   $69,769,262   $61,315,669
                                                                            ===========   ===========

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS:

FOR THE YEAR ended September 30, 1995


INVESTMENT INCOME (Note A):
    Interest    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  2,468,848
    Dividends   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,431,699
                                                                                     ------------
        Total Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,900,547
                                                                                     ------------
EXPENSES (Note B):
    Management fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         474,860
    Custodian   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          27,809
    Transfer agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          35,830
    Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          49,517
    Directors' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          34,050
    Treasurer's office  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          25,000
    Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . .          51,884
    Other       . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39,430
                                                                                     ------------
        Total Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         738,380
                                                                                     ------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,162,167
                                                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from investment transactions  . . . . . . . . . . . . . . .       1,864,104
    Net increase in unrealized appreciation of investments  . . . . . . . . . . .       6,758,963
                                                                                     ------------
    Net gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,623,067
                                                                                     ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . .     $11,785,234
                                                                                     ============



FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding


                                                                   YEARS ENDED SEPTEMBER 30,
                                                  -----------------------------------------------------------
Per Share Operating Performance                     1995        1994        1993         1992          1991
-------------------------------                   --------    --------    --------     --------      --------
Net asset value, beginning of year  . . . .        $9.72       $10.39       $9.31       $8.45         $7.50
                                                  ------      -------      ------      ------        ------
Net investment income . . . . . . . . . . .          .48          .51         .53         .54           .53
Net realized and unrealized gain (loss) . .         1.30         (.58)       1.14         .82          1.00
                                                  ------      -------      ------      ------        ------
     Total from investment operations   . .         1.78         (.07)       1.67        1.36          1.53
Less Distributions:
Dividends from net investment income  . . .         (.51)        (.53)       (.50)       (.50)         (.58)
Distributions from realized gains . . . . .         (.23)        (.07)       (.09)         --            --
                                                  ------      -------      ------      ------        ------
     Total distributions  . . . . . . . . .         (.74)        (.60)       (.59)       (.50)         (.58)
                                                  ------      -------      ------      ------        ------
Net asset value, end of year  . . . . . . .        10.76         9.72       10.39        9.31          8.45
                                                  ======      =======      ======      ======        ======
Market value, end of year . . . . . . . . .        9.125        8.375       9.375       8.375         7.375
Total Investment Return:
     Based on market value**  . . . . . . .        18.95%       (4.46)%     19.73%      20.97%        25.41%
     Based on net asset value*  . . . . . .        19.50%       (0.61)%     18.60%      16.55%        21.14%
Ratios/Supplemental Data:
Net assets, end of year (000's) . . . . . .       69,769       61,316      64,457      56,946        51,687
Ratio of expenses to average net assets . .          1.2%         1.1%        1.2%        1.2%          1.4%
Ratio of net investment income to
average net assets  . . . . . . . . . . . .          5.0%         5.2%        5.5%        6.1%          6.7%
Portfolio turnover rate . . . . . . . . . .           44%          45%         99%         70%           37%

------------
  * Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.

 ** Assumes valuation of the Fund's shares at market price, and reinvestment of dividends at actual reinvestment price.

                See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(A) Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

1. Security Valuation

Investments in securities traded on a national securities exchange are valued at market using the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

2. Securities Transactions and Related Investment Income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Premiums received from option contracts written which are subsequently exercised or expired are included in the proceeds from sales of investments in calculating the gain or loss. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

3. Federal Income Taxes

It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes is believed necessary.

4. Dividends and Distributions to Shareholders

The liability for dividends and distributions payable is recorded on the ex-dividend date.

(B) The management fee is paid to Davis/Dinsmore Management Company, investment adviser. The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4% of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The adviser's organization furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $25,000 a year are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended September 30, 1995. The officers of the Fund are directors, officers or employees of the investment adviser.

(C) At September 30, 1995, 6,483,919 shares of $.01 par value common stock (20,000,000 shares authorized) were outstanding. During the year ended September 30, 1995, 178,733 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $1,407,527. During the year ended September 30, 1994, 99,054 shares were issued.

(D) Purchases and sales of investments aggregated $27,057,469 and $28,169,277, respectively, for the year ended September 30, 1995, exclusive of short-term securities.

(E) A distribution of 40 cents per share, derived from net investment income of
11.2 cents, and net realized gains on investments of 28.8 cents, was declared on October 26, 1995, payable November 29, 1995, to shareholders of record at the close of business November 5, 1995.

(F) Quarterly Results of Operations (unaudited)

                                                                           REALIZED AND     NET INCREASE (DECREASE) IN
                                                     NET                    UNREALIZED              NET ASSETS
                                                 INVESTMENT              NET GAIN (LOSS)             RESULTING
   QUARTERS ENDED     INVESTMENT INCOME            INCOME                 ON INVESTMENTS          FROM OPERATIONS
------------------    -----------------        ------------------    ---------------------- ---------------------------
                                     PER                     PER                      PER                      PER
                       TOTAL        SHARE      TOTAL        SHARE        TOTAL       SHARE         TOTAL      SHARE
December 31, 1993    $1,070,401     $.17     $900,496       $.14     $   (55,822)   $(.03)    $   844,674     $ .11
March 31, 1994          899,770      .14      687,396        .11      (3,141,800)    (.50)     (2,454,404)     (.39)
June 30, 1994           973,075      .15      812,343        .13      (1,253,572)    (.20)       (441,229)     (.07)
September 30, 1994    1,008,335      .16      842,297        .13         973,440      .15       1,815,737       .28
December 31, 1994       992,268      .15      820,158        .12      (1,844,697)    (.29)     (1,024,539)     (.17)
March 31, 1995          956,999      .15      751,652        .11       3,417,413      .52       4,169,065       .63
June 30, 1995           993,535      .15      819,719        .13       3,644,310      .55       4,464,029       .68
September 30, 1995      957,745      .15      770,638        .12       3,406,041      .52       4,176,679       .64


Federal income tax status of dividends paid per share during fiscal year ended September 30, 1995:


                         TOTAL         ORDINARY       LONG-TERM           QUALIFYING
  PAYMENT DATE            PAID          INCOME       CAPITAL GAIN        DISTRIBUTION*
----------------        -------        --------      ------------        -------------
November 29, 1994       $0.3660         $0.1777        $0.1883                 44%
February 27, 1995        0.1250          0.1250             --                 40%
May 30, 1995             0.1250          0.1250             --                 40%
August 28, 1995          0.1250          0.1250             --                 40%

* The percentages indicate the portion of each ordinary income distribution which qualifies under the Internal Revenue Code for the deduction for dividends received by corporate shareholders.


The persons primarily responsible for the day-to-day management of the Fund's portfolio are, Ronald E. Dinsmore, Chairman of The Board, Thomas H. Dinsmore, President, and Jane D. O'Keeffe, Vice President. Messrs. Dinsmore have served in this capacity for nine years, since inception of the Fund in 1986, and Ms. O'Keeffe has served since 1994. During the previous five years Ms. O'Keeffe was a portfolio manager and Vice President of Fiduciary Trust International of New York City.


Ellsworth Convertible Growth and Income Fund operates as a closed-end, diversified management investment company and invests primarily in convertible securities and uses other related strategies, with the objectives of providing income and the potential for capital appreciation--which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
  ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.


We have audited the accompanying statement of assets and liabilities of Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund"), including the portfolio of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ellsworth Convertible Growth and Income Fund, Inc. as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                        Coopers & Lybrand L.L.P.

New York, New York
October 25, 1995

               ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
              AUTOMATIC DIVIDEND INVESTMENT AND CASH PAYMENT PLAN
                          PLAN AND AUTHORIZATION FORM

The Bank of New York
Dividend Reinvestment
P.O. Box 11002, Church Street Station
New York, N.Y. 10286-1002

Dear Sirs:

         I own, REGISTERED IN MY NAME . . . . . . . . . . . . . . . . . . . .
shares of Common Stock of Ellsworth Convertible Growth and Income Fund, Inc. (the "Company").

         I wish to invest all the dividends and distributions paid by the Company on my shares automatically in additional shares from the date hereof until this arrangement is terminated as stated below. As a participant in this plan (the "Plan"), I may also wish to purchase additional shares of the Company through the Plan. AUTHORIZATION. You are authorized to act as my agent as follows:

         A.  Establish an Account in my name.

         B. Take into my Account all dividends and distributions paid by the Company on all its Common Stock held in my name now or in the future and on all additional shares of the Company (including fractions) held by you in my Account.

         C. In connection with any fiscal year-end capital gains distribution, take the distribution (and any dividends from net investment income payable with the distribution) in Common Stock at market price or net asset value, whichever is lower.

         D. In connection with the Company's first three quarterly dividends in each fiscal year from net investment income (and any other dividends or distributions declared by the Company, other than those paid pursuant to paragraph C), take the dividend or distribution in Common Stock at net asset value if the net asset value as determined by the Company as of the close of business on the last trading day preceding the date of payment is lower than the closing market price of the Common Stock on the American Stock Exchange on that trading day, plus brokerage commissions. If the market price of the Common Stock is lower than its net asset value, take the dividend or distribution in cash and add it to my Account.

         E. As soon as practicable after each cash payment is made to my Account in accordance with paragraph D above, use the funds in my Account to buy on the American Stock Exchange as many additional full shares of the Company's Common Stock (plus a fractional interest in one share computed to three decimal places) as are available at prices which are less than net asset value. If, before you have completed the purchase of all shares for the distribution at prices less than net asset value, the market price equals or exceeds the net asset value of such shares, then you shall pay the remaining proceeds of the distribution to the Company and take the balance of the distribution in shares of Common Stock at net asset value.

         F. I understand that as a Plan participant I may also voluntarily purchase additional shares through the Plan by delivering a check payable to the Bank for at least $100, but not more than $10,000 in any month for deposit into my Account. Within 30 days, the Bank will combine all similar monies received and purchase Company shares in the open market. Checks drawn on foreign banks are subject to collection and collection fees and will be invested the next investment date after funds have been collected.

         G. You may mingle the cash in my Account with similar funds of other stockholders of the Company for whom you act as agent under the Plan. The cost of the shares and any fractional interests you buy for my Account in connection with a particular dividend, distribution or cash purchase shall be determined by the average cost per share, including brokerage commission, of all shares bought by you for all shareholders for whom you act under the Plan in connection with that dividend, distribution or cash purchase.

         H. Whenever you receive or purchase shares or fractional interests for my Account, you will send me confirmation of the transaction as soon as practicable. You will hold such shares and fractional interests as my agent in your name or the name of your nominee. Do not send me stock certificates for full shares until I so request in writing or until my Account is terminated as stated below. You will vote any shares so held for me in accordance with any proxy returned to the Company by me in respect of the shares of which I am a record owner.

                                     (over)

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

         I. I understand that there is presently no service charge for you serving as my agent and maintaining my Account, except that my Account will be charged a $1.25 service fee for each cash purchase transaction on my behalf pursuant to paragraph F. You may, in addition, charge me for extra services performed at my request. I further understand that the Company reserves the right to amend the Plan in the future to impose an additional service charge.

         J. You will be liable only for willful misconduct or gross negligence in acting as my agent under the Plan. NAME AND ADDRESS. My name as shown on my Common Stock certificate or certificates (including all names if more than one) and my address, are as follows:

         Please Print:

         NAME OR NAMES
                      -------------------------------------------------------
                            (print names exactly as on stock certificate)

         NUMBER AND STREET
                          ---------------------------------------------------
         CITY, STATE AND ZIP CODE
                                 --------------------------------------------
         SOCIAL SECURITY NUMBER
                               ----------------------------------------------

STOCK CERTIFICATES. I understand that if I hold more than one Common Stock certificate registered in similar but not identical names or if more than one address is shown for me on the Company's Common Stock records, all my shares of Common Stock must be put into the same name and address if all of them are to be covered by one Account. I understand that additional shares subsequently acquired by me otherwise than through the Plan will be covered by my Account if and when they are registered in the same name and address as the shares in my Account.

INCOME TAX. I understand that participation in the Plan for automatic investment of dividends and distributions and cash purchase of shares does not relieve me of any income tax which may be payable by me on such dividends and distributions and on expenses incurred by the Company on my behalf.

AMENDMENTS AND CHANGE OF AGENT. I understand that the company may amend the terms of the Plan and reserves the right to change the agent which acts for all participants in the Plan at any time by giving written notice thereof to each participant at his address as shown on your records. Any such change shall be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice and shall be effective 30 days after the mailing of such notice as to cash purchases. Further, I understand that the Company in connection with any dividend or distribution will change the price at which shares of its Common Stock are issued to participants in the Plan if the net asset value of the shares is less than 95% of the market price of such shares on the last trading day preceding the payment date of any distribution of net investment income or net capital gain, unless the Board obtains a legal opinion from independent counsel that the purchase of shares at net asset value under these circumstances will not have a material adverse effect upon the federal income tax liability of the Company. The Board may not authorize issuance of shares offered to Plan participants only, if such issuance is at a price less than net asset value, without the prior specific approval of the Company's stockholders or of the Securities and Exchange Commission.

TERMINATION.I may terminate my Account at any time by delivering written notice to you prior to the record date of any dividend or distribution. I understand that you or the Company may terminate all authorizations for any reason at any time by sending written notice addressed to participants at their address as shown on your records, such termination to be effective as to all dividends and distributions payable to stockholders of record on any date more than 30 days after mailing of such notice and shall be effective 30 days after the mailing of such notice as to cash purchases. I understand you will terminate my Account if you are informed of the transfer of all shares of the Company's Common Stock registered in my name. Following the date of termination, you shall send me at my address shown on your records a stock certificate or certificates for the full shares held by you in my Account and a check for the value of any fractional interest in my Account based on the market price of the Company's Common Stock on that date.

Signature(s)                                                           Date
            ----------------------------------------------------------      -----------------------------
               (if shares are in more than one name, all must sign.)


            ----------------------------------------------------------

                                     (over)

PRINCIPAL PORTFOLIO CHANGES

July 1 to September 30, 1995

                                                                               SHARES OR PRINCIPAL AMOUNT
                                                                        ---------------------------------------
                                                                                                       HELD AT
                                                                         ADDITIONS     REDUCTIONS      9-30-95
                                                                        -----------  --------------  ----------
Alco Standard Corp. depositary shares (representing 6 1/2%
  cv. BB pfd.)                                                              7,500                         7,500
American Travellers Corp. 6 1/2% 2005 cv. sub. deb.                       750,000                       750,000
Cooper Industries, Inc. 7.05% 2015 cv. sub. deb.                          500,000                     1,067,000
Emerson Radio Corp. 8 1/2% 2002 sr. cv. sub. deb. 144A                    750,000                       750,000
Fourth Financial Corp. depositary shares (representing 7% cum.
  cv. A pfd.)                                                              12,000                        12,000
Int'l Paper Capital Trust Company, 5 1/4% cv. pfd. 144A                    20,000                        20,000
Morgan Stanley Group, Inc. 0% 2000 medium-term exch. notes              2,000,000                     2,000,000
Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes                          1,050,000                     1,050,000
VLSI Technology, Inc. 8 1/4% 2005 cv. sub. notes                          600,000                       600,000
Amoco Canada Petroleum Co. 7 3/8% 2013 sub. exch. deb.                                1,750,000              --
Chemical Banking Corp. common stock                                                       8,500          15,375
CIGNA Corp. 8.20% 2010 cv. sub. deb.                                                  1,000,000              --
Corning Delaware 6% cv. pfd.                                                             10,000              --
MascoTech Industries, Inc. 6% cv. pfd.                                                   30,000          50,000
Morgan Stanley Group, Inc. 7% 1997 notes                                                 25,000              --
Time Warner, Inc. 8 3/4% 2015 cv. sub. deb.                                             698,200         853,050
Tops Appliance City, Inc. 6 1/2% 2003 cv. sub. deb.                                     975,000         775,000
US Steel-Marathon Group 7% 2018 cv. sub. deb.                                         1,250,000              --


         AUTOMATIC DIVIDEND INVESTMENT AND CASH PAYMENT PLAN   Shareholders may
participate in our reinvestment plan whereby all dividends and distributions are automatically invested in additional Ellsworth shares at the current market price or net asset value, whichever is lower (but not less than 95% of market price). When the market price is lower, The Bank of NY (The "Bank"), as your agent, will combine your dividends with those of other Plan participants, and purchase shares in the market, thereby taking advantage of the lower commissions on larger purchases. There is no other charge for this service.

         Plan participants may also voluntarily send cash payments of $100 to $10,000 per month to the Bank, to be combined with other Plan monies, for purchase of additional Ellsworth shares in the open market. You pay only a bank service charge of $1.25 per transaction, plus your proportionate share of the brokerage commission. All shares and fractional shares purchased will be held by the Bank in your dividend reinvestment account.

         All registered shareholders are eligible to join the Plan. If your shares are held by a broker or other nominee, you should instruct the nominee to join the Plan on your behalf. Some brokers may require that your shares be taken out of the broker's "street name" and re-registered in your own name.

         To join the Plan, fill out and mail the authorization form located on the previous page. The Fund may purchase shares of its Common Stock whenever it may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.


The Fund may purchase shares of its Common Stock whenever it may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

                                   DIRECTORS

                                GORDON F. AHALT
                               WILLIAM A. BENTON
                               ELIZABETH C. BOGAN
                               RONALD E. DINSMORE
                           THOMAS H. DINSMORE, C.F.A.
                             DONALD M. HALSTED, JR.
                              GEORGE R. LIEBERMAN
                                JANE D. O'KEEFFE

                               DIRECTOR EMERITUS

                                DUNCAN O. MCKEE


                                   OFFICERS
RONALD E. DINSMORE                                 Chairman of the Board

THOMAS H. DINSMORE                                 President

SIGMUND LEVINE                                     Executive Vice President
                                                       and Secretary

JANE D. O'KEEFFE                                   Vice President

H. TUCKER LAKE                                     Vice President, Trading

GARY I. LEVINE                                     Treasurer and
                                                       Assistant Secretary


                               INVESTMENT ADVISER

                       Davis/Dinsmore Management Company
                   65 Madison Ave., Morristown, NJ 07960-7308
                                 (201) 631-1177

                    SHAREHOLDER SERVICES AND TRANSFER AGENT

                              The Bank of New York
                     Shareholder Relations Department - 11E
                     P.O. Box 11258, Church Street Station
                            New York, NY 10286-1258
                                 (800) 524-4458

                              COMMON STOCK LISTING

                            American Stock Exchange
                                  Symbol: ECF


ELLSWORTH
CONVERTIBLE
GROWTH AND
INCOME FUND

[ELLSWORTH LOGO]

                                                                  ANNUAL REPORT
                                                             SEPTEMBER 30, 1995

[LOGO] Printed on recycled paper